Debt - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 6,255		$ 4,162
Less current portion of debt	(115)		(29)
Borrowings	$ 6,140		4,133
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%	4.50%
Gross debt	$ 0		152
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
Gross debt	$ 190		262
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Gross debt	$ 139		289
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt	$ 690		0
6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt	$ 764		779
6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt	$ 622		634
6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt	$ 1,001		1,021
5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt	$ 502		512
5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt	$ 475		484
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	4,383		4,133
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	1,423	$ 1,150	0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	334	262	0
Antamina credit facilities (e)
Disclosure of detailed information about borrowings [line items]
Gross debt	115		29
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt		4,977		$ 3,232
Less current portion of debt		(90)		(23)
Borrowings		4,887		3,209
Face Value | 4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Gross debt		0		117
Face Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt		150		202
Face Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt		108		220
Face Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt		550		0
Face Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt		609		609
Face Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt		490		490
Face Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt		795		795
Face Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt		399		399
Face Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt		377		377
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		3,478		3,209
Face Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		1,147		0
Face Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt		262		0
Face Value | Antamina credit facilities (e)
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 90		$ 23
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt	7,291		4,643
Less current portion of debt	(115)		(29)
Borrowings	7,176		4,614
Fair Value | 4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Gross debt	0		155
Fair Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt	195		273
Fair Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt	144		298
Fair Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt	781		0
Fair Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt	1,005		932
Fair Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt	782		712
Fair Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt	1,309		1,187
Fair Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt	596		537
Fair Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt	571		520
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	5,383		4,614
Fair Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	1,459		0
Fair Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	334		0
Fair Value | Antamina credit facilities (e)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 115		$ 29